Restructuring	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Restructuring
Restructuring
In September 2012, we announced a reorganization of our operations, designed to consolidate management and staff in connection with the merging of the legacy businesses. Subsequent to the closing of Veolia ES Solid Waste division, further organizational changes were announced and implemented. Principal changes included consolidation and elimination of management, relocation of staff to new regional headquarter’s locations and divesting of certain locations. Through this reorganization we eliminated approximately 130 positions throughout the Company and offered voluntary separation agreements to those impacted.
For the year ended December 31, 2014, we recognized approximately $0.4 of severance costs, $0.6 for lease termination costs and $0.3 for relocation costs in the Midwest region; $0.4 for severance costs and $0.3 for relocation costs in the East region; $0.2 for severance costs $0.8 for relocation costs in the South region, as well as $1.6 of primarily relocation costs for Corporate.
For the year ended December 31, 2013, we recognized approximately $2.5 of severance costs, $1.7 for lease termination costs and $2.3 for relocation costs in the Midwest region; $0.6 for lease termination costs in the East region; $0.3 for lease termination costs in the South region and $0.3 for other expenses, as well as $2.3 of severance costs for Corporate.
For the year ended December 31, 2012, we recognized employee severance and benefits restructuring charges of approximately $7.4, of which $4.3 related to the East region and the remaining amount in the Midwest region. The remaining expense is for other expense are primarily for lease termination costs for exiting facilities of $2.3 associated with accomplishing the restructuring actions in the East region.
Through December 31, 2014, the Company has recognized $24.5 of restructuring charges, of which $18.5 was related to employee severance and relocation costs and $5.5 was related to lease termination costs for exiting facilities. Costs included in the accompanying consolidated statements of operations are as follows:

	2014	2013	2012
Restructuring charges	$4.6	$10.0	$9.9
Total pre-tax and restructuring charges	$4.6	$10.0	$9.9

The costs associated with the actions above are included in accrued expenses in the accompanying consolidated financial statements and include the amounts as follows:

	2014	2013	2012
Beginning balance	$6.4	$5.1	$—
Expense	4.6	10.0	9.9
Cash expenditures
Severance and relocation	(5.1)	(7.7)	(4.5)
Other	(0.5)	(1.0)	(0.3)
Ending balance	$5.4	$6.4	$5.1